Financial instruments and risk management (Detail) - Currency Variation Risk € in Thousands, дин in Thousands, ден in Thousands, R in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 RSD (дин)	Dec. 31, 2017 MKD (ден)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 RSD (дин)	Dec. 31, 2016 MKD (ден)
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar)	$ (96,428)
CAD [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar)		$ 601						$ 45
ZAR [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | R			R 9						R 44
AUD [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar)				$ 238						$ (11)
EUR [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | €					€ 822						€ 16
RSD [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | дин						дин 9						дин 13
MKD [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | ден							ден 363						ден (17)